Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Current Liabilities [Abstract]
Summary of other current liabilities

Other current liabilities consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Euros in thousands)
Accrual for vacation and overtime	2,063	1,579
Income tax liability	1,761	1,761
Payroll tax	755	2,008
Other liabilities	2,183	1,457
Total	6,762	6,805